LEASES - ROU Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
ROU Assets and Liabilities
ROU - Asset	$ 2,035
Lease liabilities (current)	356
Lease liabilities (non-current)	$ 1,683